May 1, 2003

VIA EDGAR

The United States Securities

    and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549-0506

Subject: GE Life and Annuity Assurance Company

GE Life & Annuity Separate Account III

SEC File No. 033-12470

CIK No. 0000811293

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account III (the “Separate Account”) and GE Life and Annuity Assurance Company (the “Company”), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 26 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective on May 1, 2003.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/    HEATHER HARKER

Heather Harker, Esq.

Vice President, Associate General Counsel

    and Assistant Secretary

GE Life and Annuity Assurance Company